Supplement to the
Fidelity® Advisor Tax Managed Stock Fund Institutional Class
December 30, 2003
Prospectus

Shareholder Meeting. On or about May 19, 2004, a meeting of the shareholders of Fidelity Advisor Tax Managed Stock Fund will be held to vote on various proposals. Shareholders of record on March 22, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

The following information replaces the biographical information for Tim Heffernan found in the "Fund Management" section on page 22.

Keith Quinton is manager of Advisor Tax Managed Stock Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in May 2001, Mr. Quinton has worked as a portfolio manager.

ATMSI-04-02 March 22, 2004
1.763354.105

Supplement to the
Fidelity® Tax Managed Stock Fund
December 30, 2003
Prospectus

Shareholder Meeting. On or about May 19, 2004, a meeting of the shareholders of Fidelity Tax Managed Stock Fund will be held to vote on various proposals. Shareholders of record on March 22, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the biographical information for Tim Heffernan found in the "Fund Management" section on page 18.

Keith Quinton is manager of Tax Managed Stock Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in May 2001 Mr. Quinton has worked as a portfolio manager.

TMG-04-02 March 22, 2004
1.759069.105

Supplement to the
Fidelity® Advisor Tax Managed Stock Fund Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Shareholder Meeting. On or about May 19, 2004, a meeting of the shareholders of Fidelity Advisor Tax Managed Stock Fund will be held to vote on various proposals. Shareholders of record on March 22, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

The following information replaces the biographical information for Tim Heffernan found in the "Fund Management" section on page 25.

Keith Quinton is manager of Advisor Tax Managed Stock Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in May 2001, Mr. Quinton has worked as a portfolio manager.

ATMS-04-02 March 22, 2004
1.763353.107